UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                             Sterling Capital Funds
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.
                                                 THE ADVISORS' INNER CIRCLE FUND







 THE STERLING CAPITAL FUNDS
 ANNUAL REPORT                                                  OCTOBER 31, 2003

                                           Sterling Capital Small Cap Value Fund
                                                  Sterling Capital Balanced Fund

                                [GRAPHIC OMITTED]

                                  CAPITAL FUNDS
                                  -------------

THE ADVISORS' INNER CIRCLE FUND                      STERLING CAPITAL FUNDS

---------------------------------------------------------------------------

                                TABLE OF CONTENTS
---------------------------------------------------------------------------
Overview of Economic and Market Conditions .............................  1
Statements of Net Assets
     Small Cap Value Fund ..............................................  7
     Balanced Fund ..................................................... 10
Statements of Operations ............................................... 19
Statements of Changes in Net Assets
     Small Cap Value Fund .............................................. 20
     Balanced Fund ..................................................... 21
Financial Highlights
     Small Cap Value Fund .............................................. 22
     Balanced Fund ..................................................... 23
Notes to Financial Statements .......................................... 24
Independent Auditors' Report ........................................... 29
Trustees and Officers of The Advisors' Inner Circle Fund ............... 30
Notice to Shareholders ................................................. 38
---------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          OCTOBER 31, 2003
--------------------------------------------------------------------------------

October 31, 2003

To Our Fellow Shareholders:

OVERVIEW OF ECONOMIC AND MARKET CONDITIONS

The first half of the year was a period of great uncertainty for all investors. Initially, it was the uncertainty of the diplomatic effort to resolve the crisis in Iraq, and then it was the uncertainty of the length and the cost of the war. During this same time period, the overall economic picture continued to be cloudy with mixed signals creating uncertainty about the prospects of a strong economic recovery. In light of the geopolitical situation, it was apparent that a recovery -- led by business investment and consumer spending -- would not begin in earnest until the Iraqi situation stabilized.

However, we could not ignore the tremendous amount of monetary and fiscal stimulus that had been building in the market. The cost of money remained extremely low for many corporations. Low mortgage rates encouraged individuals to either buy homes or refinance existing properties, adding more stimulus to the economy. Additionally, disposable income increased with the passing of the new tax cut affecting both income tax rates and dividend tax rates. We believe that all of this stimulus was like a wall of water building up behind a dam. When there was a resolution of the geopolitical issues, we saw a significant rally in stock prices.

After six consecutive quarters of declining interest rates, rates rose in the second half of this year by 30 to 50 basis points depending upon where you were invested on the yield curve. In May, the Federal Reserve released commentary to the markets that led participants to believe they were becoming increasingly concerned about the prospect for deflation. This drove rates to unsustainably low levels (lowest in four decades) in May. After stronger economic numbers in June the Federal Reserve clarified their concern was about DISINFLATION in their July commentary to the market. This reversal by the Federal Reserve along with noticeably stronger economic data (partially related to fiscal stimulus in the form of tax cuts) contributed to the worst July return for the bond market on record.

It is clear that the economy is on much firmer footing than it was earlier in the year. Gross Domestic Product rose over 3% in the second quarter and over 7% in the third quarter. Consumer and business confidence have rebounded and are holding at the highest level in a year. Economies in both Europe and Asia are clearly picking up, putting much less pressure on the US economy to be the sole engine of worldwide economic growth.

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          OCTOBER 31, 2003
--------------------------------------------------------------------------------

STERLING CAPITAL SMALL CAP VALUE FUND

The Sterling Capital Small Cap Value Fund returned 38.88% for the year ended October 31, 2003 compared to the Russell 2000 Value Index return of 40.3%. While we have lagged the index, the performance of the Fund is in the top third of our peer group.

It was more than one year ago that the equity market hit bottom. Since October 9, 2002, the Russell 2000 Value Index is up almost 46%. One year ago we believed that many companies were extremely undervalued, especially in industries that suffered during the recession. Our belief in normalization gave us the confidence to invest in or add to investments in great companies in these harder hit sectors. While that approach has paid off, especially over the last six months, the market run has made it more difficult to find deeply undervalued stocks.

We have entered a "moment of truth" phase with respect to economic fundamentals versus stock market valuations. Stock indices have moved 30% higher since the end of March, primarily in anticipation of a broad improvement in domestic economic activity and the accompanying rise in corporate profitability and financial flexibility.

To be sure, financial flexibility has improved sharply in 2003 relative to 2002. Bank credit facilities are getting rolled over. New issuances of high yield bonds exceeded $100 billion over the twelve months ended this August versus $57 billion one year ago. The high yield market is usually the first source of public money for companies, followed by the investment grade and equity markets. Mergers and acquisitions also appear to be re-accelerating from depressed levels. These are important backdrops in maintaining higher market valuations.

The market in general is nowhere as undervalued as it was one year or even six months ago. Many stocks are approaching or have reached levels that we believe to be fully valued. It is our inclination to sell these more fully valued securities even if we have not immediately identified attractive new ideas. While we continue to find value in the economically sensitive sectors of the market resulting in a continued overweight toward cyclical companies, our sell discipline is beginning to reduce the magnitude of the bias. As always, we are looking for the best opportunities on a company-by-company basis and retain great optimism in the prospects for your portfolio.

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          OCTOBER 31, 2003
--------------------------------------------------------------------------------

STERLING CAPITAL BALANCED FUND

The Sterling Capital Balanced Fund had a total return of 14.17% for the year ended October 31, 2003, lagging the Balanced Index, a hypothetical combination of unmanaged indices reflecting the Fund's neutral mix of 60% stocks and 40% bonds (60% S&P/Barra Value/40% Lehman Aggregate Index) which returned 16.9% during the same period.

LARGE CAP VALUE EQUITIES

The stock portion of the Balanced Fund had a very strong year and returned over 21% for the 12 months ended in October. Having a value approach to investing was once again a benefit as most value indices outperformed growth indices for the year.

While most stocks have enjoyed positive returns this year, it has been stocks of more leveraged companies that have performed the best. This is not unusual for a period in which the economy moves from recession to stable growth, but it was a head wind for us due to our investment philosophy. We have always placed importance on financial flexibility and balance sheet strength when making investments, an approach that works well over the long-term. This year, however, it was the primary reason that we lagged the S&P 500/Barra Value Index by about 3%.

Another interesting trend that has emerged is that, despite the passage of dividend tax relief legislation, dividend-paying large cap stocks have been under performing those that pay no dividends. This trend aside, it is our belief that high quality large cap stocks with strong earnings are an important foundation to a diversified portfolio.

FIXED INCOME

As we entered this year our investment theme was "yield over total return". We anticipated that the best investments in the fixed income markets would be those sectors with the highest yield and limited extension risk. While this may seem to be obvious, it is not always the case. Last year, for example, the best return was obtained by holding onto Treasury securities, the safest and lowest yielding security available. During 2003, however, yield was important. The best performing sector among high quality securities was Baa rated corporate bonds which returned over 15%. Automobile and credit card asset-backed securities, Treasury and agency securities all lagged. Throughout the year the portfolio benefited from the allocation to the Baa and A rated corporate credits.

Over the past year, we have attempted to add value to portfolios primarily through sector weightings and security selection. Our duration, or average maturity, decision has played a lesser role. This approach is quite consistent with our philosophy that successful and consistent management comes from having a multi-faceted approach.

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          OCTOBER 31, 2003
--------------------------------------------------------------------------------

Given the strengthening economic fundamentals, we moved to shorten the portfolio in August versus the Lehman Aggregate Index. We believe that today's low rate environment is perilous and the risk/reward favors maintaining a shorter duration bias. We all know that in rising rate environments, bonds suffer. Total returns for bonds are a combination of price change and coupon interest. When coupons are high, the fall in bond prices during rising rate periods is somewhat cushioned. Today, however, coupons remain at close to 50-year lows. When rates do begin rising, there will be little to no cushion. We believe that caution will be rewarded over the coming quarters.

We appreciate your continued confidence in Sterling.

Sincerely,


STERLING CAPITAL MANAGEMENT, LLC

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the Sterling Capital Small Cap Value Fund versus the Russell 2000 Value.(1)

AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2003

         Annualized   Annualized   Annualized
One Year   3 Year      5 Year     Inception to
Return     Return      Return        Date*
----------------------------------------------
38.88%     9.94%       11.28%       11.53%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:


         Sterling Capital Small Cap Value Fund       Russell 2000 Value Index
1/2/97                 $10,000                              $10,000
Oct 97                  13,734                               12,609
Oct 98                  12,350                               11,640
Oct 99                  13,464                               11,723
Oct 00                  15,856                               13,751
Oct 01                  16,918                               14,955
Oct 02                  15,169                               14,576
Oct 03                  21,067                               20,449

*   Fund commenced operations on 1/2/97. Index comparisons begin on 12/31/96.
** These figures represent past performance. Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1) The Russell 2000 Value Index contains those Russell 2000 securities which have lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and does not reflect transaction costs.

    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. A DIRECT INVESTMENT IN AN UNMANAGED INDEX IS NOT POSSIBLE.

THE ADVISORS' INNER CIRCLE FUND                           STERLING CAPITAL FUNDS
                                                          BALANCED FUND
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the Sterling Capital Balanced Fund versus the S&P 500/BARRA Value Index(1) and the Lehman U.S. Aggregate Index.(2)

AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2003

                  Annualized        Annualized       Annualized
One Year           3 Year             5 Year          10 Year
Return             Return             Return           Return
---------------------------------------------------------------
14.17%             -0.17%              1.94%           6.69%


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

         Sterling Capital     Lehman US              S&P 500
         Balanced Fund     Aggregate Index       Composite Index
----------------------------------------------------------------
10/31/93    $10,000            $10,000                $10,000
10/94        10,066              9,633                 10,219
10/95        11,498             11,141                 12,572
10/96        13,283             11,790                 15,667
10/97        16,282             12,842                 20,319
10/98        17,354             14,039                 22,705
10/99        18,242             14,113                 27,021
10/00        19,205             15,143                 29,637
10/01        17,938             17,348                 24,181
10/02        16,734             18,370                 20,365
10/03        19,105             19,272                 25,420

* These figures represent past performance. Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1) The S&P 500/BARRA Value Index is a widely-recognized, capitalization weighted index of companies in the S&P 500 with lower book-to-price ratios. The index is unmanaged and does not reflect any transaction costs.
(2) The Lehman U.S. Aggregate Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. A DIRECT INVESTMENT IN AN UNMANAGED INDEX IS NOT POSSIBLE.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                            OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- 96.9%
--------------------------------------------------------------------------------
                                                                          MARKET
                                                              SHARES       VALUE
                                                            -------- -----------
CONSUMER DISCRETIONARY -- 18.9%
   Bowne ................................................   246,400  $ 3,696,000
   Callaway Golf ........................................   375,650    6,104,312
   Catalina Marketing* ..................................   143,100    2,525,715
   Footstar* ............................................    93,000      581,250
   Furniture Brands International .......................   129,850    3,150,161
   Hollinger International ..............................   558,674    7,502,992
   Payless Shoesource* ..................................   805,400   10,655,442
   Speedway Motorsports .................................   308,550    8,917,095
                                                                     -----------
                                                                      43,132,967
                                                                     -----------
CONSUMER STAPLES -- 5.2%
   American Greetings* ..................................   375,200    8,003,016
   Blyth ................................................   136,675    3,824,167
                                                                     -----------
                                                                      11,827,183
                                                                     -----------
ENERGY -- 2.0%
   Forest Oil* ..........................................   195,900    4,593,855
                                                                     -----------
FINANCIALS -- 18.5%
   Avatar Holdings* .....................................   106,250    3,470,125
   Commercial Federal ...................................   216,475    5,572,066
   First Financial Bancorp ..............................    89,525    1,486,115
   Phoenix ..............................................   524,925    5,774,175
   Post Properties ......................................   111,700    2,948,880
   Provident Financial Services .........................   121,350    2,378,460
   Raymond James Financial ..............................   146,700    5,983,893
   Silicon Valley Bancshares* ...........................   168,050    5,898,555
   UMB Financial ........................................    68,725    3,437,625
   Waddell & Reed Financial .............................   234,690    5,205,424
                                                                     -----------
                                                                      42,155,318
                                                                     -----------
HEALTH CARE -- 6.4%
   Haemonetics* .........................................   184,175    4,247,075
   LifePoint Hospitals* .................................   205,100    5,273,121
   Ocular Sciences* .....................................   181,375    5,065,804
                                                                     -----------
                                                                      14,586,000
                                                                     -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                            OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                                          MARKET
                                                              SHARES       VALUE
                                                            -------- -----------
INFORMATION TECHNOLOGY -- 8.5%
   Commonwealth Telephone Enterprises* ..................   106,200 $  4,328,712
   CSG Systems International* ...........................   471,700    5,419,833
   Earthlink* ...........................................   654,700    5,990,505
   Gartner* .............................................   281,600    3,590,400
                                                                    ------------
                                                                      19,329,450
                                                                    ------------
MATERIALS & PROCESSING -- 20.8%
   Acuity Brands ........................................   458,750    9,863,125
   Brady ................................................   123,055    4,343,841
   Cytec Industries* ....................................    64,625    2,256,059
   Delta & Pine Land ....................................   312,275    7,138,606
   Millennium Chemicals .................................   663,075    6,644,012
   Paxar* ...............................................   158,475    1,898,531
   Rayonier .............................................   193,012    8,116,155
   Tidewater ............................................   158,100    4,333,521
   Tredegar .............................................   176,900    2,756,102
                                                                    ------------
                                                                      47,349,952
                                                                    ------------
OTHER -- 6.3%
   Brink's ..............................................   390,525    7,830,026
   Crane ................................................   229,825    6,458,083
                                                                    ------------
                                                                      14,288,109
                                                                     -----------
TECHNOLOGY -- 10.3%
   Axcelis Technologies* ................................   629,950    6,664,871
   Belden ...............................................   231,300    4,336,875
   Black Box ............................................    51,600    2,221,896
   Dendrite International* ..............................   673,850   10,175,135
                                                                    ------------
                                                                      23,398,777
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $199,245,290) ...............................            220,661,611
                                                                    ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                            OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 3.3%
--------------------------------------------------------------------------------
                                                           FACE       MARKET
                                                          AMOUNT       VALUE
                                                        ---------- -------------
 REPURCHASE AGREEMENT -- 3.3%
   JP Morgan Chase 0.90%, dated 10/31/03,
      to be repurchased on 11/03/03,
      repurchase price $7,490,568 (collateralized
      by U.S. Treasury Bond, with a
      total market
      value $7,640,092) ................................$7,490,100  $ 7,490,100
                                                                   -------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $7,490,100) ................................              7,490,100
                                                                   -------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $206,735,390) ..............................            228,151,711
                                                                   -------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES --  (0.2%)
--------------------------------------------------------------------------------
   Payable for Investment Advisory Fees ................               (139,848)
   Payable for Administration Fees .....................                (28,336)
   Other Assets and Liabilities, Net ...................               (282,022)
                                                                   -------------
   TOTAL OTHER ASSETS AND LIABILITIES ..................               (450,206)
                                                                   -------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
      (unlimited authorization -- no par
      value) based on 14,082,738 outstanding shares
      of beneficial interest ...........................            200,593,812
   Accumulated net realized gain on investments ........              5,691,372
   Net unrealized appreciation on investments ..........             21,416,321
                                                                   -------------
   TOTAL NET ASSETS -- 100.0% ...........................          $227,701,505
                                                                   =============
   Net Asset Value, Offering and Redemption
   Price Per Share .....................................                 $16.17
                                                                   =============
     *  NON-INCOME PRODUCING SECURITY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- 66.4%
--------------------------------------------------------------------------------
                                                                         MARKET
                                                             SHARES       VALUE
                                                             ------- -----------
CONSUMER DISCRETIONARY -- 8.8%
   Altria Group ........................................      4,000   $  186,000
   Black & Decker ......................................      5,900      282,079
   Comcast, Cl A* ......................................     10,957      371,661
   Comcast Special, Cl A* ..............................     10,350      337,617
   Energizer Holdings* .................................        925       34,040
   Fortune Brands ......................................      2,475      161,246
   Home Depot ..........................................     10,800      400,356
   Marriott International ..............................     13,100      565,920
   Toys "R" Us* ........................................     21,300      276,900
   Tribune .............................................      6,475      317,599
   Walt Disney .........................................     11,750      266,020
                                                                      ----------
                                                                       3,199,438
                                                                      ----------
CONSUMER STAPLES -- 2.3%
   Time Warner* ........................................     22,375      342,113
   Viacom ..............................................     12,325      491,398
                                                                      ----------
                                                                         833,511
                                                                      ----------
ENERGY -- 7.7%
   ChevronTexaco .......................................      6,515      484,064
   Exxon Mobil .........................................     24,770      906,087
   Marathon Oil ........................................     21,650      640,190
   Royal Dutch Petroleum ...............................     10,875      482,633
   Schlumberger ........................................      6,475      304,131
                                                                      ----------
                                                                       2,817,105
                                                                      ----------
FINANCIALS -- 24.0%
   Allstate ............................................      7,875      311,062
   American International Group ........................     12,800      778,624
   Bank of America .....................................      7,090      536,926
   Bank One ............................................     16,075      682,384
   Citigroup ...........................................     21,241    1,006,823
   Franklin Resources ..................................      8,375      397,142
   Freddie Mac .........................................      7,400      415,362
   JP Morgan Chase .....................................     21,091      757,167
   Keycorp .............................................     32,100      906,825
   Metlife .............................................     12,325      387,005


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                                          MARKET
                                                              SHARES       VALUE
                                                              ------- ----------
FINANCIALS -- CONTINUED
   Morgan Stanley ......................................      9,250   $  507,547
   Safeco ..............................................     12,100      444,070
   Travelers Property Casualty, Cl A ...................        722       11,769
   Travelers Property Casualty, Cl B ...................      1,483       24,277
   Wachovia ............................................     19,650      901,346
   Wells Fargo .........................................     12,325      694,144
                                                                      ----------
                                                                       8,762,473
                                                                      ----------
HEALTH CARE -- 1.1%
   Abbott Laboratories .................................      5,875      250,392
   Baxter International ................................      5,325      141,539
                                                                      ----------
                                                                         391,931
                                                                      ----------
INDUSTRIALS -- 5.8%
   Boeing ..............................................     17,125      659,141
   First Data ..........................................      6,350      226,695
   Honeywell International .............................      8,775      268,603
   Illinois Tool Works .................................      6,325      465,204
   Norfolk Southern ....................................     24,675      497,201
                                                                      ----------
                                                                       2,116,844
                                                                      ----------
INFORMATION TECHNOLOGY -- 5.5%
   ADC Telecommunications* .............................     77,050      196,477
   Applied Micro Circuits* .............................     13,625       79,298
   Hewlett-Packard .....................................     27,216      607,189
   International Business Machines .....................      3,275      293,047
   JDS Uniphase* .......................................     41,075      145,816
   National Semiconductor* .............................      8,825      358,560
   Unisys* .............................................     20,175      309,888
                                                                      ----------
                                                                       1,990,275
                                                                      ----------
MATERIALS -- 3.6%
   Alcoa ...............................................      8,325      262,820
   Dover ...............................................      6,775      264,360
   Hercules* ...........................................      9,675      101,104
   Praxair .............................................      4,375      304,413
   Thermo Electron* ....................................      8,300      182,434
   Weyerhaeuser ........................................      3,050      183,702
                                                                      ----------
                                                                       1,298,833
                                                                      ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                                          MARKET
                                                              SHARES       VALUE
                                                           ---------- ----------
TELECOMMUNICATION SERVICES -- 4.1%
   Alltel ..............................................      7,675   $  362,797
   AT&T ................................................      5,610      104,290
   SBC Communications ..................................     20,060      481,039
   Verizon Communications ..............................     16,400      551,040
                                                                      ----------
                                                                       1,499,166
                                                                      ----------
UTILITIES -- 3.5%
   Duke Energy .........................................     18,300      332,145
   Exelon ..............................................     15,190      963,806
                                                                      ----------
                                                                       1,295,951
                                                                      ----------
   TOTAL COMMON STOCK
      (Cost $23,639,844) ...............................              24,205,527
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY SECURITIES -- 15.9%
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT
                                                             ------
FHLB -- 0.3%
      3.750%, 08/15/08 .................................   $110,000      110,969
                                                                      ----------
FHLMC -- 1.1%
      6.625%, 09/15/09 .................................    250,000      285,313
      5.500%, 07/15/06 .................................    100,000      107,750
                                                                      ----------
                                                                         393,063
                                                                      ----------
FNMA -- 1.4%
      5.250%, 06/15/06 .................................    100,000      107,064
      4.625%, 10/15/13 .................................     70,000       69,019
      4.375%, 09/15/12 .................................    200,000      196,313
      4.250%, 07/15/07 .................................    140,000      145,859
                                                                      ----------
                                                                         518,255
                                                                      ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY SECURITIES -- CONTINUED
--------------------------------------------------------------------------------

                                                              FACE        MARKET
                                                             AMOUNT        VALUE
                                                            --------  ----------

MORTGAGE-BACKED SECURITIES -- 13.1%
   Fannie Mae, Ser 2003-63, Cl GU
      4.000%, 07/25/33 .................................   $175,000   $  175,289
   Freddie Mac (Gold) Pool #E86215
      6.000%, 11/01/16 .................................    471,794      490,448
   Freddie Mac (Gold) Pool #E89543
      6.500%, 05/01/17 .................................     98,836      103,705
   Freddie Mac (Gold) Pool #E91952
      5.500%, 10/01/17 .................................    617,892      636,522
   Freddie Mac (Gold) Pool #E92466
      5.500%, 11/01/17 .................................    286,847      295,495
   Freddie Mac (Gold) Pool #E93305
      5.500%, 12/01/17 .................................    355,244      365,955
   Freddie Mac Pool #254588
      6.000%, 12/01/22 .................................    322,474      332,741
   Freddie Mac Pool #596126
      6.500%, 11/01/26 .................................    235,192      245,390
   Freddie Mac Pool #617740
      6.500%, 08/01/32 .................................    344,572      357,980
   Freddie Mac Pool #648057
      6.500%, 07/01/32 .................................    416,952      435,877
   Freddie Mac Pool #659940
      7.000%, 07/01/32 .................................    138,857      146,198
   Freddie Mac Pool #722616
      3.165%, 08/01/33 .................................    119,501      119,700
   Freddie Mac Pool #731880
      4.112%, 07/01/33 .................................    316,665      323,317
   Freddie Mac Pool #736553
      3.314%, 10/01/33 .................................    264,532      265,708
   Freddie Mac, Ser 2621, Cl FC
      1.470%, 04/15/17 .................................    155,607      155,983
   Freddie Mac, Ser 2697, Cl LX
      4.500%, 09/15/17 .................................    300,000      307,125
                                                                      ----------
                                                                       4,757,433
                                                                      ----------
   TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
      (Cost $5,775,395) ................................               5,779,720
                                                                      ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- 10.8%
--------------------------------------------------------------------------------
                                                               FACE       MARKET
                                                              AMOUNT       VALUE
                                                           ---------- ----------

DIVERSIFIED FINANCIAL SERVICES -- 0.4%
   General Electric Capital, Ser A, MTN
      1.270%, 09/18/06 .................................   $125,000   $  125,150
                                                                      ----------
FINANCIALS -- 4.0%
   Associates Corporation of America
      6.250%, 11/01/08 .................................    210,000      234,150
   Bank of America
      4.875%, 01/15/13 .................................    120,000      119,356
   Bear Stearns
      6.500%, 05/01/06 .................................    210,000      229,403
   CIT Group
      7.375%, 04/02/07 .................................    127,000      143,255
   Countrywide Home Loan, Ser K, MTN
      3.250%, 05/21/08 .................................     80,000       77,982
   Household Finance
      6.400%, 06/17/08 .................................    120,000      133,200
   International Business Machines
      4.250%, 09/15/09 .................................     75,000       76,321
   Lehman Brothers
      6.625%, 01/18/12 .................................    240,000      268,559
   Sears Roebuck Acceptance
      7.000%, 06/15/07 .................................    160,000      179,000
                                                                      ----------
                                                                       1,461,226
                                                                      ----------
INDUSTRIALS -- 2.9%
   Centex
      7.500%, 01/15/12 .................................    110,000      126,536
   General Electric
      5.000%, 02/01/13 .................................     85,000       85,539
   General Motors
      8.375%, 07/15/33 .................................    185,000      195,186
   Kinder Morgan
      6.500%, 09/01/12 .................................    115,000      126,657
   Newmont Mining
      8.375%, 07/01/05 .................................     65,000       70,733
   Unilever Capital
      7.125%, 11/01/10 .................................    125,000      144,687


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS --  CONTINUED
--------------------------------------------------------------------------------
                                                               FACE       MARKET
                                                              AMOUNT       VALUE
                                                            --------- ----------

INDUSTRIALS -- CONTINUED
   Valero Energy
      6.875%, 04/15/12 .................................   $160,000   $  175,744
   Waste Management
      6.375%, 11/15/12 .................................    125,000      136,225
                                                                      ----------
                                                                       1,061,307
                                                                      ----------
RAILROADS -- 0.6%
   Union Pacific
      6.625%, 02/01/08 .................................     50,000       55,438
      6.625%, 02/01/29 .................................     60,000       63,750
      6.500%, 04/15/12 .................................    100,000      110,909
                                                                      ----------
                                                                         230,097
                                                                      ----------
RETAIL -- 0.5%
   Kohl's
      6.000%, 01/15/33 .................................    120,000      119,987
   Wal-Mart Stores
      7.550%, 02/15/30 .................................     60,000       73,725
                                                                      ----------
                                                                         193,712
                                                                      ----------
TELECOMMUNICATION SERVICES -- 2.1%
   AT&T Wireless Services
      8.750%, 03/01/31 .................................    100,000      120,255
      8.125%, 05/01/12 .................................    100,000      115,987
   Cox Communications
      6.800%, 08/01/28 .................................     85,000       89,510
   Sprint Capital
      6.125%, 11/15/08 .................................    235,000      247,506
   Verizon Global
      4.000%, 01/15/08 .................................    190,000      192,431
                                                                      ----------
                                                                         765,689
                                                                      ----------
UTILITIES -- 0.3%
   KN Energy
      7.250%, 03/01/28 .................................     90,000       98,775
                                                                      ----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $3,934,926) ................................               3,935,956
                                                                      ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 2.8%
--------------------------------------------------------------------------------
                                                              FACE       MARKET
                                                             AMOUNT       VALUE
                                                            --------- ----------

U.S. TREASURY BONDS -- 1.2%
      7.250%, 08/15/22 .................................   $250,000   $  312,675
      6.875%, 08/15/25 .................................    100,000      121,215
                                                                      ----------
                                                                         433,890
                                                                      ----------
U.S. TREASURY NOTES -- 1.6%
      6.875%, 05/15/06 .................................     75,000       83,721
      6.250%, 02/15/07 .................................    165,000      184,387
      2.000%, 05/15/06 .................................    180,000      179,550
      1.500%, 07/31/05 .................................    150,000      149,514
                                                                      ----------
                                                                         597,172
                                                                      ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,029,325) ................................               1,031,062
                                                                      ----------
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES -- 1.9%
--------------------------------------------------------------------------------
   Capital One Master Trust,  Ser 2001-8A, Cl A
      4.600%, 08/17/09 .................................    240,000      251,733
   Carmax Auto Owner Trust, Ser 2003-2, Cl A3
      2.360%, 10/15/07 .................................    115,000      114,979
   GNR, Ser 2003-103 , Cl PA
      5.500%, 11/01/33 .................................    120,000      124,697
   Hyundai Auto Receivables Trust, Ser 2003-A, Cl A3
      2.330%, 11/15/07 .................................     65,000       65,030
   Westo Financial Owner Trust, Ser 2003-2, Cl A4
      2.410%, 12/20/08 .................................    120,000      118,498
                                                                      ----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $680,617) ..................................                 674,937
                                                                      ----------
--------------------------------------------------------------------------------
 HOME EQUITY LOANS -- 1.1%
--------------------------------------------------------------------------------
   Centex Home Equity, Ser 2003-C, Cl AV
      1.430%, 09/25/33 .................................    243,567      243,434
   Citicorp Mortgage Securities, Ser 2001-16, Cl 2A1
      6.250%, 11/25/16 .................................     50,878       51,257
   Wells Fargo Mortgage Backed Securities Trust,
      Ser 2000-3, Cl A1
      7.250%, 07/01/15 .................................    109,891      110,086
                                                                      ----------
    TOTAL HOME EQUITY LOANS
      (Cost $406,616) ..................................                 404,777
                                                                      ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 MUNICIPAL BONDS -- 0.6%
--------------------------------------------------------------------------------
                                                              FACE       MARKET
                                                             AMOUNT       VALUE
                                                           --------- -----------
   Orlando, Florida, Utilities Commission,
      Water & Electric Authority, Ser T, RB FSA
      4.260%, 10/01/10 .................................   100,000      100,000
   Texas State, Public Finance Authority, RB
      2.000%, 06/15/05 .................................   125,000      124,688
                                                                     ----------
   TOTAL MUNICIPAL BONDS
      (Cost $225,077) ..................................                224,688
                                                                     ----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 1.2%
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.2%
   Morgan Stanley, 0.75%, dated 10/31/03,
      to be repurchased on 11/03/03,
      repurchase price $452,108 (collateralized
      by U.S. Treasury Bond with a total market
      value $461,132) ..................................   452,079      452,079
                                                                     ----------
   TOTAL REPURCHASE AGREEMENT
      (Cost $452,079) ..................................                452,079
                                                                     ----------
   TOTAL INVESTMENTS -- 100.7%
      (Cost $36,143,879) ...............................             36,708,746
                                                                     ----------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- (0.7)%
--------------------------------------------------------------------------------
   Payable for Investment Advisory Fees ................                (17,291)
   Payable for Administration Fees .....................                 (4,597)
   Other Assets and Liabilities, Net ...................               (219,029)
                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES ..................               (240,917)
                                                                     ----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                                   OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
                                                                       VALUE
                                                                    ------------

   Portfolio Shares of Institutional Class
      (unlimited  authorization -- no par
      value) based on 3,576,302 outstanding shares
      of beneficial interest ...................................... $36,643,242
   Undistributed net investment income ............................      19,487
   Accumulated net realized loss on investments ...................    (759,767)
   Net unrealized appreciation on investments .....................     564,867
                                                                    ------------
   TOTAL NET ASSETS -- 100.0% ......................................$36,467,829
                                                                    ============
   Net Asset Value, Offering and Redemption Price Per Share .......      $10.20
                                                                    ============
     *  NON-INCOME PRODUCING SECURITY.
    CL  CLASS
  FHLB  FEDERAL HOME LOAN BANK
 FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
   FSA  FEDERAL SECURITY ASSURANCE
   MTN  MEDIUM TERM NOTE
    RB  REVENUE BOND
   SER  SERIES


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SMALL CAP
                                                        VALUE         BALANCED
                                                        FUND            FUND
                                                     -----------     -----------
INVESTMENT INCOME
Dividend Income ...................................  $ 2,101,745     $  502,097
Interest Income ...................................       45,557        552,805
Less: Foreign Taxes Withheld ......................           --         (3,204)
                                                     -----------     -----------
   TOTAL INVESTMENT INCOME ........................    2,147,302      1,051,698
                                                     -----------     -----------
EXPENSES
Investment Advisory Fees ..........................    1,873,091        256,317
Administration Fees ...............................      280,964         51,264
Shareholder Servicing Fees.........................      195,960         35,611
Transfer Agent Fees ...............................       70,157         32,522
Professional Fees .................................       49,519          8,633
Printing Fees .....................................       16,076          2,880
Custodian Fees ....................................       15,163          7,485
Registration Fees .................................       13,800         12,044
Trustees' Fees ....................................        8,338          1,601
Other Expenses ....................................        5,397          5,641
                                                     -----------     -----------
TOTAL EXPENSES ....................................    2,528,465        413,998
Less:
Waiver of Investment Advisory Fees ................     (186,931)       (34,861)
                                                     -----------     -----------
TOTAL NET EXPENSES ................................    2,341,534        379,137
                                                     -----------     -----------
NET INVESTMENT INCOME (LOSS) ......................     (194,232)       672,561
                                                     -----------     -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........    6,468,759       (416,391)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS .................................   57,639,495      4,407,858
                                                     -----------     -----------
NET GAIN ON INVESTMENTS ...........................   64,108,254      3,991,467
                                                     -----------     -----------
   NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ...........................  $63,914,022     $4,664,028
                                                     ===========     ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
SMALLCAPVALUE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        YEAR           YEAR
                                                                        ENDED          ENDED
                                                                     OCTOBER 31,    OCTOBER 31,
                                                                         2003           2002
                                                                     ------------   ------------
OPERATIONS:
   Net Investment Loss ............................................. $   (194,232)  $   (120,983)
   Net Realized Gain ...............................................    6,468,759      1,222,648
   Net Change in Unrealized Appreciation (Depreciation) ............   57,639,495    (30,113,267)
                                                                     ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations ...............................................   63,914,022    (29,011,602)
                                                                     ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...........................................         --          (20,457)
   Realized Capital Gains ..........................................   (1,560,439)    (7,421,468)
                                                                     ------------   ------------
   Total Dividends and Distributions ...............................   (1,560,439)    (7,441,925)
                                                                     ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................................   49,199,732    146,538,631
   In Lieu of Cash Distributions ...................................    1,416,000      7,093,651
   Redeemed ........................................................  (52,965,582)   (59,502,967)
                                                                     ------------   ------------
     Net Increase (Decrease) in Net Assets from
         Capital Share Transactions ................................   (2,349,850)    94,129,315
                                                                     ------------   ------------
     Total Increase in Net Assets ..................................   60,003,733     57,675,788

NET ASSETS:
   Beginning of Period .............................................  167,697,772    110,021,984
                                                                     ------------   ------------
   End of Period ................................................... $227,701,505   $167,697,772
                                                                     ============   ============
SHARE TRANSACTIONS:
   Issued ..........................................................    3,719,000     10,132,907
   In Lieu of Cash Distributions ...................................      118,617        513,943
   Redeemed ........................................................   (4,024,579)    (4,235,633)
                                                                     ------------   ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS .......................................     (186,962)     6,411,217
                                                                     ============   ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0








THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              YEAR          YEAR
                                                              ENDED         ENDED
                                                          OCTOBER 31,    OCTOBER 31,
                                                              2003          2002
                                                          -----------    ------------
OPERATIONS:
   Net Investment Income ..............................   $   672,561    $    868,803
   Net Realized Loss ..................................      (416,391)        (11,404)
   Net Change in Unrealized Appreciation (Depreciation)     4,407,858      (3,271,602)
                                                          -----------    ------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations ..................................     4,664,028      (2,414,203)
                                                          -----------    ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..............................      (665,631)       (926,901)
   Realized Capital Gains .............................            --         (92,212)
                                                          -----------    ------------
   Total Dividends and Distributions ..................      (665,631)     (1,019,113)
                                                          -----------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................     5,286,737       7,706,486
   In Lieu of Cash Distributions ......................       645,902         996,454
   Redeemed ...........................................    (6,154,250)    (15,229,149)
                                                          -----------    ------------
     Net Decrease in Net Assets from
         Capital Share Transactions ...................      (221,611)     (6,526,209)
                                                          -----------    ------------
     Total Increase (Decrease) in Net Assets ..........     3,776,786      (9,959,525)

NET ASSETS:
   Beginning of Period ................................    32,691,043      42,650,568
                                                          -----------    ------------
   End of Period ......................................   $36,467,829    $ 32,691,043
                                                          ===========    ============
SHARE TRANSACTIONS:
   Issued .............................................       562,816         782,202
   In Lieu of Cash Distributions ......................        68,513         101,498
   Redeemed ...........................................      (645,285)     (1,549,833)
                                                          -----------    ------------
NET DECREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ..........................       (13,956)       (666,133)
                                                          ===========    ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                  YEARS ENDED OCTOBER 31,
                                          ----------------------------------------------------------------------
                                            2003            2002           2001(1)         2000           1999
                                          --------        --------        --------        -------        -------
   Net Asset Value,
     Beginning of Period .............    $  11.75        $  14.00        $  14.65        $ 12.88        $ 11.93
                                          --------        --------        --------        -------        -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income (Loss) ......       (0.01)          (0.01)           0.09           0.06           0.03
   Net Realized and
     Unrealized Gain (Loss) ..........        4.54           (1.30)           0.85           2.16           1.04
                                          --------        --------        --------        -------        -------
   Total from Investment
     Operations ......................        4.53           (1.31)           0.94           2.22           1.07
                                          --------        --------        --------        -------        -------
Dividends and Distributions:
   Net Investment Income .............          --              --           (0.08)         (0.07)         (0.02)
   Net Realized Capital Gains ........       (0.11)          (0.94)          (1.51)         (0.38)         (0.10)
                                          --------        --------        --------        -------        -------
     Total Dividends and Distributions       (0.11)          (0.94)          (1.59)         (0.45)         (0.12)
                                          --------        --------        --------        -------        -------
   Net Asset Value,
     End of Period ...................    $  16.17        $  11.75        $  14.00        $ 14.65        $ 12.88
                                          ========        ========        ========        =======        =======
TOTAL RETURN+ ........................       38.88%         (10.34)%          6.70%         17.77%          9.02%
                                          ========        ========        ========        =======        =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ......    $227,702        $167,698        $110,022        $60,918        $44,103
Ratio of Expenses to
   Average Net Assets ................        1.25%           1.25%           1.25%          1.26%          1.25%
Ratio of Expenses to Average
   Net Assets (without waivers) ......        1.35%           1.31%           1.37%          1.26%          1.25%
Ratio of Net Investment
   Income to Average Net Assets ......       (0.10)%         (0.07)%          0.33%          0.42%          0.22%
Portfolio Turnover Rate ..............          46%             24%             62%            98%            50%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL SMALL CAP VALUE FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM STERLING CAPITAL SMALL CAP VALUE FUND, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL SMALL CAP VALUE FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM STERLING CAPITAL SMALL CAP VALUE FUND. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                 YEAR ENDED OCTOBER 31,
                                         ------------------------------------------------------------------------
                                          2003           2002             2001(1)         2000             1999
                                         -------        -------           -------        -------          -------
   Net Asset Value,
     Beginning of Period .............   $  9.11        $ 10.02           $ 11.24        $ 12.13          $ 12.81
                                         -------        -------           -------        -------          -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income .............      0.18           0.23              0.25           0.33             0.34
   Net Realized and
     Unrealized Gain (Loss) ..........      1.09          (0.89)            (0.96)          0.21             0.28
                                         -------        -------           -------        -------          -------
   Total from Investment
     Operations ......................      1.27          (0.66)            (0.71)          0.54             0.62
                                         -------        -------           -------        -------          -------
Dividends and Distributions:
   Net Investment Income .............     (0.18)         (0.23)            (0.27)         (0.35)           (0.32)
   Net Realized Capital Gains ........        --          (0.02)            (0.24)         (1.08)           (0.98)
                                         -------        -------           -------        -------          -------
     Total Dividends and Distributions     (0.18)         (0.25)            (0.51)         (1.43)           (1.30)
                                         -------        -------           -------        -------          -------
   Net Asset Value,
     End of Period ...................    $10.20          $9.11            $10.02         $11.24           $12.13
                                         =======        =======           =======        =======          =======
   Total Return+ .....................     14.17%         (6.71)%           (6.60)%         5.28%            5.12%
                                         =======        =======           =======        =======          =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ......   $36,468        $32,691           $42,651        $49,503          $61,905
Ratio of Expenses to
   Average Net Assets ................      1.11%          1.02%             1.11%          1.12%            1.11%
Ratio of Expenses to
   Average Net Assets
   (without waivers) .................      1.21%          1.02%             1.27%          1.12%            1.11%
Ratio of Net Investment
   Income to Average Net Assets ......      1.97%          2.21%             2.30%          2.88%            2.55%
Portfolio Turnover Rate ..............        82%           125%(2)            86%           121%++            82%


+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ THE PORTFOLIO TURNOVER RATE WAS HIGHER THAN NORMALLY ANTICIPATED DUE TO INCREASED SHAREHOLDER ACTIVITY WITHIN THE FUND.
(1) ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL BALANCED FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM STERLING CAPITAL BALANCED FUND, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL BALANCED FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM STERLING CAPITAL BALANCED FUND. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.
(2) (UNAUDITED) THE TURNOVER IN THE BALANCED FUND ROSE DURING THE LAST SIX MONTHS PRIMARILY DUE TO THE ACTIVE NATURE OF THE FIXED INCOME MANAGEMENT. IN 2002, THE CREDIT MARKETS WERE EXTREMELY VOLATILE DUE TO THE NEGATIVE PUBLICITY ASSOCIATED WITH CORPORATE ACCOUNTING SCANDALS. DURING THIS VOLATILE PERIOD, WE BELIEVED THAT IT WAS VERY IMPORTANT TO PURGE ANY NAMES FROM OUR PORTFOLIOS THAT COULD BE POSSIBLY TAINTED BY ANY NEGATIVE PUBLICITY.

    IN ADDITION WE HAVE BEEN IN THE PROCESS OF SHIFTING OUR YIELD CURVE POSITION FROM A BULLET STRUCTURE TO MORE OF A BARBELL. THIS STRATEGY WILL BE GRADUALLY IMPLEMENTED BUT ALSO INVOLVES INCREASED ACTIVITY IN THE ACCOUNT. WE BELIEVE THAT THE YIELD CURVE WILL FLATTEN IN 2003 AND WE ARE WORKING TO POSITION THE FUND TO TAKE ADVANTAGE OF THIS MOVE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Sterling Capital Small Cap Value Fund and the Sterling Capital Balanced Fund (collectively the "Funds", individually the "Fund"). The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange are stated at the last quoted sales price if readily available for such equity securities on each business day at the close of trading on the New York Stock Exchange. Investments in equity securities, which are reported on the NASDAQ national market system, are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available (of which there are none as of October 31, 2003) are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2003
--------------------------------------------------------------------------------

     discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Funds are charged to the specific Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

     DIVIDENDS  AND   DISTRIBUTIONS   TO  SHAREHOLDERS  --  Dividends  from  net
     investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co., the "Distributor." Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the
Distributor received $2,239 from the Small Cap Value Fund and $510 from the Balanced Fund for the year ended October 31, 2003 through a reduction in the yield earned on those repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION  AND  TRANSFER  AGENT
    AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

                 .150% on the first $250 million in Fund  assets
                 .125% on the next $250  million in Fund assets
                 .100% on all Fund assets over $500 million

The Funds are subject to a minimum annual administration fee of $250,000, allocated by each Funds' daily net assets. There is also a minimum annual administration fee of $100,000 per additional fund and $20,000 per additional class.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2003
--------------------------------------------------------------------------------

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Funds.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Sterling Capital Management, LLC (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Small Cap Value Fund's daily average net assets and 0.75% of the Balanced Fund's daily average net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Funds' total operating expenses to a maximum of 1.25% and 1.11% of daily average net assets of the Small Cap Value and Balanced Funds, respectively. The Adviser, at its sole discretion, reserves the right to terminate this arrangement at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2003, are as follows:

                                                  SMALL CAP        BALANCED
                                                  VALUE FUND         FUND
                                                 -----------     -----------
     Purchases
       U.S. Government ......................... $        --     $14,403,653
       Other ...................................  85,203,292      14,430,422
     Sales
       U.S. Government .........................          --      13,137,923
       Other ...................................  96,479,175      13,706,786

7. FEDERAL TAX INFORMATION:

It is each Funds intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2003
--------------------------------------------------------------------------------

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003:

                                                  UNDISTRIBUTED     ACCUMULATED
                                                 NET INVESTMENT      REALIZED
                                                  INCOME (LOSS)     GAIN (LOSS)
                                                 --------------     -----------
     Small Cap Value Fund ......................      $194,232       $(194,232)

These reclassifications have no impact on the net assets or net asset value of the Fund.

The tax character of dividends and distributions paid during the last two years were as follows:

                                        ORDINARY       LONG-TERM
                                         INCOME       CAPITAL GAIN       TOTAL
                                       ----------     ------------    ----------
     Small Cap Value Fund
        2003 ......................... $       --      $1,560,439     $1,560,439
        2002 .........................  5,535,802       1,906,123      7,441,925
     Balanced Fund
        2003 .........................    665,631              --        665,631
        2002 .........................    927,152          91,961      1,019,113

As of October 31, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                                  SMALL CAP         BALANCED
                                                  VALUE FUND           FUND
                                                 -----------        ---------
     Undistributed Ordinary Income ............. $ 6,204,152        $  19,486
     Capital Loss Carryforwards ................          --         (523,150)
     Unrealized Appreciation (Depreciation) ....  20,903,541          328,251
                                                 -----------        ---------
     Total Distributable Earnings
       (Accumulated Losses) .................... $27,107,693        $(175,413)
                                                 ===========        =========

For Federal income tax purposes, capital carryforwards may represent realized losses of the Fund that be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                             TOTAL CAPITAL
                                       EXPIRES    EXPIRES   LOSS CARRYOVER
                                        2011       2010        10/31/03
                                      --------    --------  --------------
     Balanced Fund .................  $410,697    $112,453     $523,150

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                          OCTOBER 31, 2003
--------------------------------------------------------------------------------

For Federal income tax purposes, the cost of securities owned at October 31, 2003 and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2003 were as follows:


                                      AGGREGATE GROSS   AGGREGATE GROSS
                           FEDERAL      UNREALIZED        UNREALIZED       NET UNREALIZED
                          TAX COST     APPRECIATION      DEPRECIATION       APPRECIATION
                        ------------  ---------------   ---------------    --------------
     Small Cap Value
       Fund             $207,248,171    $34,262,620      $(13,359,079)      $20,903,541
     Balanced Fund        36,380,495      3,171,888        (2,843,637)          328,251

8. OTHER:

At October 31, 2003, 15% of total shares outstanding were held by one shareholder of the Small Cap Value Fund and 53% of total shares outstanding were held by two shareholders of the Balanced Fund, each owning 10% or greater of the aggregate total shares outstanding.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of Sterling Capital Funds Small Cap Value and Balanced Funds of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of Sterling Capital Funds Small Cap Value and Balanced Funds (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001. The financial highlights for the years or period through October 31, 2000, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 20, 2000.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sterling Capital Funds Small Cap Value and Balanced Funds of The Advisors' Inner Circle Fund as of October 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



[GRAPHIC OMITTED]
KPMG LLP

Philadelphia, Pennsylvania
December 23, 2003

TRUSTEES AND OFFICERS OF THE ADVISORS' INNERCIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and



                                                     TERM OF
                            POSITION(S)             OFFICE AND
    NAME, ADDRESS, 1        HELD WITH               LENGTH OF
          AGE               THE TRUST              TIME SERVED 2
----------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
JOHN T. COONEY                Trustee              (Since 1993)
76 yrs. old

----------------------------------------------------------------------
ROBERT A. PATTERSON           Trustee              (Since 1993)
74 yrs. old





----------------------------------------------------------------------
EUGENE B. PETERS              Trustee              (Since 1993)
74 yrs. old






----------------------------------------------------------------------
JAMES M. STOREY               Trustee              (Since 1994)
72 yrs. old
----------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (Unaudited)

-------------------------------------------------------------------------------

Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.



                                                                NUMBER OF
                                                                PORTFOLIOS
                                                             IN THE ADVISORS'
                                                             INNER CIRCLE FUND
    NAME, ADDRESS, 1     PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
          AGE              DURING PAST 5 YEARS                     MEMBER            HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
JOHN T. COONEY           Vice Chairman of Ameritrust Texas N.A.,       45            Trustee of The Arbor Funds,
76 yrs. old              1989-1992, and MTrust Corp., 1985-1989.                     The MDL Funds, and The
                                                                                     Expedition Funds.
---------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON      Pennsylvania State University, Senior Vice    45            Member and Treasurer, Board of
74 yrs. old              President, Treasurer (Emeritus); Financial                  Trustees of Grove City College.
                         and Investment Consultant, Professor of                     Trustee of The Arbor Funds,
                         Transportation since 1984; Vice President-                  The MDL Funds, and The
                         Investments, Treasurer, Senior Vice                         Expedition Funds.
                         President (Emeritus), 1982-1984. Director,
                         Pennsylvania Research Corp.
---------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Private investor from 1987 to present.        45            Trustee of The Arbor Funds,
74 yrs. old              Vice President and Chief Financial officer,                 The MDL Funds, and The
                         Western Company of North America (petroleum                 Expedition Funds.
                         service company), 1980-1986. President of
                         Gene Peters and Associates (import company),
                         1978-1980. President and Chief Executive
                         Officer of Jos. Schlitz Brewing Company
                         before 1978.
---------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Partner, Dechert Price & Rhoads, September    45            Trustee of The Arbor Funds,
72 yrs. old              1987-December 1993.                                         The MDL Funds, The Expedition
                                                                                     Funds, SEI Asset Allocation Trust,
                                                                                     SEI Daily Income Trust, SEI Index
                                                                                     Funds, SEI Institutional
                                                                                     International Trust, SEI Institutional
                                                                                     Investments Trust, SEI Institutional
                                                                                     Managed Trust, SEI Liquid Asset
                                                                                     Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

----------------------------------------------------------------


                                                      TERM OF
                              POSITION(S)            OFFICE AND
    NAME, ADDRESS, 1          HELD WITH              LENGTH OF
          AGE                 THE TRUST             TIME SERVED 2
-----------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
GEORGE J. SULLIVAN, JR.         Trustee             (Since 1999)
61 yrs. old










----------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER               Chairman             (Since 1991)
57 yrs. old                   of the Board
                              of Trustees






----------------------------------------------------------------

WILLIAM M. DORAN                Trustee             (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
63 yrs. old





----------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                          NUMBER OF
                                                                          PORTFOLIOS
                                                                        IN THE ADVISORS'
                                                                        INNER CIRCLE FUND
    NAME, ADDRESS, 1              PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
          AGE                       DURING PAST 5 YEARS                       MEMBER            HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
GEORGE J. SULLIVAN, JR.       Chief Executive Officer, Newfound                 45         Trustee, Navigator Securities Lending
61 yrs. old                   Consultants Inc. since April 1997. General                   Trust, since 1995. Trustee of The
                              Partner, Teton Partners, L.P., June 1991-                    Fulcrum Trust. Trustee of The Arbor
                              December 1996; Chief Financial Officer,                      Funds, The MDL Funds, The
                              Nobel Partners, L.P., March 1991-December                    Expedition Funds, SEI Asset
                              1996; Treasurer and Clerk, Peak Asset                        Allocation Trust, SEI Daily Income
                              Management, Inc., since 1991.                                Trust, SEI Index Funds, SEI
                                                                                           Institutional International Trust, SEI
                                                                                           Institutional Investments  Trust, SEI
                                                                                           Institutional  Managed Trust, SEI
                                                                                           Liquid Asset Trust and SEI Tax
                                                                                           Exempt Trust.
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER              Currently performs various services on behalf     45         Trustee of The Arbor Funds, Bishop
57 yrs. old                   of SEI Investments for which Mr. Nesher is                   Street Funds, The Expedition Funds,
                              compensated. Executive Vice President of SEI                 The MDL Funds, SEI Asset Allocation
                              Investments, 1986-1994. Director and                         Trust, SEI Daily Income Trust, SEI
                              Executive Vice President of the Administrator,               Index Funds, SEI Institutional
                              and Distributor, 1981-1994.                                  International Trust, SEI Institutional
                                                                                           Investments  Trust, SEI Institutional
                                                                                           Managed Trust, SEI Liquid Asset
                                                                                           Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------------------------------------------------------------------

WILLIAM M. DORAN              Partner, Morgan, Lewis & Bockius LLP              45         Trustee of The Arbor Funds, The
1701 Market Street,           (law firm), counsel to the Trust, SEI Investments,           MDL Funds, The Expedition Funds,
Philadelphia, PA 19103        the Administrator and the Distributor. Director              SEI Asset Allocation Trust, SEI Daily
63 yrs. old                   of SEI Investments since 1974; Secretary of                  Income Trust, SEI Index Funds, SEI
                                                                                           SEI Investments since 1978.
                                                                                           Institutional International Trust, SEI
                                                                                           Institutional Investments Trust, SEI
                                                                                           Institutional Managed Trust, SEI Liquid
                                                                                           Asset Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (Unaudited)

-------------------------------------------------------------------------------



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS, 1                HELD WITH                      LENGTH OF
          AGE                       THE TRUST                     TIME SERVED
------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA                   President                   (Since 2003)
41 yrs. old



------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
34 yrs. old                      Financial Officer


------------------------------------------------------------------------------
PETER GOLDEN                Co-Controller and Co-Chief           (Since 2003)
39 yrs. old                      Financial Officer





------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)
41 yrs. old




------------------------------------------------------------------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)
39 yrs. old                     Assistant Secretary




------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
35 yrs. old                   and Assistant Secretary




------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (Unaudited)

-------------------------------------------------------------------------------

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                               IN THE ADVISORS'
                                                                               INNER CIRCLE FUND
    NAME, ADDRESS, 1           PRINCIPAL OCCUPATION(S)                            OVERSEEN BY             OTHER DIRECTORSHIPS
          AGE                    DURING PAST 5 YEARS                               OFFICER                 HELD BY OFFICER
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA         Senior Operations Officer, SEI Investments,                N/A                        N/A
41 yrs. old                Fund Accounting and Administration
                           since 1996. From 1993 until 1996, Mr. Volk
                           served as Assistant Chief Accountant for
                           the U.S. Securities and Exchange Commission.
-----------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA     Director, SEI Investments, Fund Accounting                 N/A                        N/A
34 yrs. old                and Administration since November 1999;
                           Audit Manager, Ernst & Young LLP from
                           1991-1999.
-----------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN               Director, SEI Investments, Fund Accounting                 N/A                        N/A
39 yrs. old                and Administration since June 2001. From
                           March 2000 to 2001, Vice President of Funds
                           Administration for J.P. Morgan Chase & Co.
                           From 1997 to 2000, Vice President of
                           Pension and Mutual Fund Accounting for
                           Chase Manhattan Bank.
-----------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Assistant Secretary of                  N/A                        N/A
41 yrs. old                SEI Investments Global Funds Services and
                           SEI Investments Distribution Co. since
                           January 2001; Shareholder/Partner,
                           Buchanan Ingersoll Professional Corporation
                           from 1992-2000.
-----------------------------------------------------------------------------------------------------------------------------
LYDIA A. GAVALIS           Vice President and Assistant Secretary                     N/A                        N/A
39 yrs. old                of SEI Investments, SEI Investments
                           Global Funds Services and SEI Investments
                           Distribution Co. since 1998; Assistant
                           General Counsel and Director of Arbitration,
                           Philadelphia Stock Exchange from 1989-1998.
-----------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO           Vice President and Assistant Secretary of SEI              N/A                        N/A
35 yrs. old                Investments Global Funds Services and SEI
                           Investments Distribution Co. since 1999;
                           Associate, Dechert (law firm) from 1997-1999;
                           Associate, Richter, Miller & Finn (law firm)
                           from 1994-1997.
-----------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

-------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                    TIME SERVED
-----------------------------------------------------------------------------
OFFICERS (CONTINUED)

WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)
35 yrs. old                        and Secretary




-----------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
43 yrs. old                     Assistant Secretary



-----------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)
32 yrs. old                     Assistant Secretary




-----------------------------------------------------------------------------
JOHN MUNERA                     Vice President and               (Since 2002)
41 yrs. old                     Assistant Secretary


-----------------------------------------------------------------------------
CORI DAGGETT                    Vice President and               (Since 2003)
42 yrs. old                     Assistant Secretary

-----------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                           OCTOBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                 IN THE ADVISORS'
                                                                                 INNER CIRCLE FUND
    NAME, ADDRESS,               PRINCIPAL OCCUPATION(S)                             OVERSEEN BY          OTHER DIRECTORSHIPS
        AGE 1                      DURING PAST 5 YEARS                                 OFFICER              HELD BY OFFICER
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

WILLIAM E. ZITELLI           Vice President and Assistant Secretary of                  N/A                        N/A
35 yrs. old                  SEI Investments Global Funds Services and
                             SEI Investments Distribution Co. since 2000;
                             Vice President, Merrill Lynch & Co. Asset
                             Management Group from 1998-2000; Associate
                             at Pepper Hamilton LLP from 1997-1998.
-----------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH      Vice President and Assistant Secretary of SEI              N/A                        N/A
43 yrs. old                  Investments Global Funds Services and SEI
                             Investments Distribution Co. since 1999;
                             Associate at White and Williams LLP
                             from 1991-1999.
-----------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                Vice President and Assistant Secretary of SEI              N/A                        N/A
32 yrs. old                  Investments Global Funds Services and SEI
                             Investments Distribution Co. since 2001;
                             Associate at Howard Rice Nemorvoski
                             Canady Falk & Rabkin from 1998-2001;
                             Associate at Seward & Kissel from 1996-1998.
-----------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA                  Middle Office Compliance Officer at SEI                    N/A                        N/A
41 yrs. old                  Investments since 2000; Supervising Examiner
                             at Federal Reserve Bank of Philadelphia from
                             1998-2000.
-----------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT                 Employed by SEI Investments Company since                  N/A                        N/A
42 yrs. old                  2003. Associate at Drinker Biddle & Reath from
                             1998-2003.
-----------------------------------------------------------------------------------------------------------------------------

                             NOTICE TO SHAREHOLDERS
                                       OF
                           THE STERLING CAPITAL FUNDS
                                   (Unaudited)
-------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2003, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, each Fund is designating the following items with regard to distributions paid during the year.

                 LONG TERM       LONG LONG
                 (20% RATE)      (15% RATE)        ORDINARY                                                QUALIFYING
                CAPITAL GAIN    CAPITAL GAIN        INCOME     TAX-EXEMPT      TOTAL        QUALIFYING      DIVIDEND
FUND            DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   INTEREST   DISTRIBUTIONS   DIVIDENDS (1)   INCOME (2)
----------      -------------   -------------   -------------  ----------  -------------   -------------   ----------
Sterling Capital
   Small Cap
   Value Fund .... 100.00%           0.00%            0.00%       0.00%       100.00%          0.00%           0.00%
Sterling Capital
   Balanced
   Fund ..........   0.00%           0.00%          100.00%       0.00%       100.00%         73.79%          59.62%

(1)QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2)THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS". IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

   THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING
   DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

                             STERLING CAPITAL FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                    Toll-Free
                                 1-866-450-3722

                                    ADVISER:
                        Sterling Capital Management, LLC
                              Two Morrocroft Centre
                           4064 Colony Road, Suite 300
                               Charlotte, NC 28211

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Funds described.

SCM-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------------
                                        James F. Volk, President

Date 12/22/03




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        -------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03

* Print the name and title of each signing officer under his or her signature.